Net Deferred Tax Assets Included in the Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Other current assets	¥ 7,314	¥ 6,963
Other non-current assets	8,352	15,526
Deferred tax liabilities:
Other current liabilities	(7,166)	(406)
Other long-term liabilities	(2,943)	(3,430)
Net deferred tax assets	¥ 5,557	¥ 18,653